Segment Reporting - Schedule of Total Assets (Details)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 HKD ($)
Total assets:
Security-related engineering services	$ 85,735,263		$ 96,154,031
Security guarding and screening services	23,905,212		23,982,864
Unallocated assets	25,142,780		36,941,065
Total assets	$ 134,783,255	$ 17,327,221	$ 157,077,960